Equity Attributable To Other Equity Instruments Holders - Equity Attributable to Other Equity Instruments Holders (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Statement1 [Line Items]
Equity attributable to other equity instruments holders	¥ 1,462,344	¥ 765,802
Perpetual Subordinated Bonds [Member]
Statement1 [Line Items]
Equity attributable to other equity instruments holders	1,442,344	755,802
Perpetual Subordinated Borrowings [Member]
Statement1 [Line Items]
Equity attributable to other equity instruments holders	¥ 20,000	¥ 10,000